Summary of Significant Accounting Policies - Schedule of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Allowance for doubtful accounts, beginning balance	$ 282	$ 173
Additions	843	301
Write-offs	(861)	(192)
Allowance for doubtful accounts, ending balance	$ 264	$ 282